UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

Item 1. Report to Stockholders.
(a)

Sequoia Global Value ETF (formerly known as the CCM Global Equity ETF) Ticker: SFGV Listed on: NYSE Arca, Inc.	November 30, 2025 Annual Shareholder Report https://sequoia-financial-sfgv.com

This annual shareholder report contains important information about the Sequoia Global Value ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://sequoia-financial-sfgv.com/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$25	0.24%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
	One Year	Since Inception (1/17/2024)
Sequoia Global Value ETF - NAV	11.90%	15.84%
MSCI ACWI All Cap Index Net (USD)	17.63%	21.47%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://sequoia-financial-sfgv.com/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
As a diversified global equity fund that provides exposure to large-, mid-, and small-cap stocks both domestically and internationally, the Fund benefited from the favorable return environment. Equities were broadly higher during the period, with international stocks outperforming U.S. stocks due to both strong earnings growth and a decline in the value of the U.S. dollar.
Valuations played a significant role in performance during the period. Investor’s willingness to pay higher valuations for growth stocks magnified total returns for the benchmark (MSCI ACWI All Cap Index), while the Fund’s focus on profitable companies selling for attractive valuations was not as much of a beneficiary of growing investor optimism. In contrast to the index, the price to free cash flow ratio (P/FCF) for the Fund declined during the period, which lowered total returns.

Annual Shareholder Report: November 30, 2025

Sequoia Global Value ETF (formerly known as the CCM Global Equity ETF) Ticker: SFGV Listed on: NYSE Arca, Inc.	November 30, 2025 Annual Shareholder Report https://sequoia-financial-sfgv.com

KEY FUND STATISTICS (as of Period End)
Net Assets	$1,040,998,842	Advisory Fees	$3,237,168
# of Portfolio Holdings	222	Fees Waived and/or Expenses Reimbursed	$(847,754)
Portfolio Turnover Rate*	46%	Net Advisory Fees Paid	$2,389,414
*Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Common Stocks	50.2%
Exchange Traded Funds	49.7%
Investments Purchased with Proceeds from Securities Lending	7.1%
Cash and Cash Equivalents	(7.0)%

TOP 10 HOLDINGS (as a % of Net Assets)
Avantis U.S. Small Cap Value ETF	10.1%
iShares Core MSCI International Developed Markets ETF	9.9%
Vanguard FTSE Developed Markets ETF	9.9%
Vanguard FTSE Emerging Markets ETF	5.8%
Avantis International Small Cap Value ETF	5.1%
Avantis Real Estate ETF	4.9%
Avantis Emerging Markets Value ETF	3.9%
Apple, Inc.	1.6%
Exxon Mobil Corp.	1.3%
Merck & Co., Inc.	1.2%

Material Fund Changes
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://sequoia-financial-sfgv.com/ or by calling (215) 330-4476.
Effective March 31, 2025, Sequoia Financial Group, LLC (the “Sub-Adviser” or “Sequoia”) replaced CCM Investment Group, LLC (“CCM”) as the Fund’s sub-adviser. Sequoia acquired the assets of CCM and its affiliates in a transaction that was completed on March 31, 2025, and the Fund’s portfolio managers who were previously responsible for the day-to-day management of the Fund on behalf of CCM continue to be responsible for the day-to-day management of the Fund on behalf of Sequoia.
Effective October 22, 2025, the Fund’s investment adviser contractually agreed to waive management fees to reduce the Fund’s effective management fee from 0.33% to 0.22% of the Fund’s average daily net assets. This Agreement will remain in place until March 31, 2026 unless terminated sooner by the Board.
Effective October 29, 2025, the Fund’s name changed to “Sequoia Global Value ETF” and the ticker symbol changed to “SFGV”.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sequoia-financial-sfgv.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: November 30, 2025

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2025	FYE 11/30/2024
(a) Audit Fees	$8,750	$7,250
(b) Audit-Related Fees	N/A	N/A
(c)Tax Fees	$2,250	$1,750
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

COMMON STOCKS - 50.2%	Shares	Value
Communication Services - 1.5%
Advertising - 0.3%
Omnicom Group, Inc. (a)	48,567	$3,478,372

Broadcasting - 0.3%
Fox Corp. - Class A	30,126	1,973,253
Fox Corp. - Class B	20,638	1,202,370
		3,175,623
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	161,992	4,215,032
Verizon Communications, Inc.	77,243	3,175,460
		7,390,492
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	2,787	563,058

Interactive Media & Services - 0.1%
Match Group, Inc.	28,675	955,164
ZoomInfo Technologies, Inc. (b)	38,840	385,293
		1,340,457
Total Communication Services		15,948,002

Consumer Discretionary - 9.3%
Apparel Retail - 0.0%(c)
Ross Stores, Inc.	1,578	278,296

Apparel, Accessories & Luxury Goods - 0.3%
Ralph Lauren Corp.	1,116	409,940
Tapestry, Inc.	26,705	2,918,323
		3,328,263
Automotive Parts & Equipment - 0.5%
Aptiv PLC (b)	33,076	2,565,044
BorgWarner, Inc.	31,449	1,354,194
Gentex Corp.	34,638	790,785
Lear Corp.	3,697	396,910
		5,106,933
Automotive Retail - 0.4%
AutoZone, Inc. (b)	466	1,842,718
Murphy USA, Inc.	2,850	1,097,450
O'Reilly Automotive, Inc. (b)	9,873	1,004,084
Penske Automotive Group, Inc.	1,506	243,550
		4,187,802
Broadline Retail - 0.5%
Dillard's, Inc. - Class A	460	308,228
eBay, Inc.	49,280	4,079,891

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 50.2% (CONTINUED)	Shares	Value
Broadline Retail - 0.5% (Continued)
Etsy, Inc. (b)	15,975	$866,164
Macy's, Inc.	15,600	348,816
		5,603,099
Casinos & Gaming - 0.0%(c)
Boyd Gaming Corp.	4,152	345,862

Computer & Electronics Retail - 0.2%
Best Buy Co., Inc.	29,443	2,334,241

Distributors - 0.3%
Genuine Parts Co.	6,739	878,765
LKQ Corp.	18,742	556,450
Pool Corp.	5,623	1,369,763
		2,804,978
Education Services - 0.1%
Grand Canyon Education, Inc. (b)	4,514	712,038

Footwear - 1.1%
Crocs, Inc. (b)	8,655	735,502
NIKE, Inc. - Class B	157,523	10,180,711
		10,916,213
Home Furnishings - 0.1%
Mohawk Industries, Inc. (b)	8,102	939,022

Home Improvement Retail - 1.9%
Home Depot, Inc.	25,693	9,170,345
Lowe's Cos., Inc.	43,908	10,646,812
		19,817,157
Homebuilding - 2.0%
DR Horton, Inc.	36,036	5,730,084
Lennar Corp. - Class A (a)	34,582	4,540,617
Lennar Corp. - Class B	2,080	257,067
NVR, Inc. (b)	427	3,205,613
PulteGroup, Inc.	29,219	3,716,365
Toll Brothers, Inc.	14,656	2,049,348
TopBuild Corp. (b)	2,017	912,693
		20,411,787
Home Furnishing Retail - 0.3%
Williams-Sonoma, Inc.	14,609	2,629,766

Hotels, Resorts & Cruise Lines - 0.5%
Expedia Group, Inc.	18,147	4,640,007

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 50.2% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 0.5% (Continued)
Wyndham Hotels & Resorts, Inc.	10,982	$803,882
		5,443,889
Leisure Facilities - 0.0%(c)
Vail Resorts, Inc. (a)	2,603	364,967

Leisure Products - 0.1%
Brunswick Corp.	9,731	643,317
Hasbro, Inc.	4,635	382,851
		1,026,168
Other Specialty Retail - 0.4%
Bath & Body Works, Inc.	16,364	284,897
Dick's Sporting Goods, Inc.	5,107	1,054,953
Ulta Beauty, Inc. (b)	5,429	2,925,308
		4,265,158
Restaurants - 0.4%
Darden Restaurants, Inc.	6,389	1,147,337
Domino's Pizza, Inc.	1,396	585,803
Restaurant Brands International, Inc. (a)	8,630	624,726
Starbucks Corp.	13,104	1,141,489
Yum! Brands, Inc.	3,080	471,887
		3,971,242
Specialized Consumer Services - 0.2%
H&R Block, Inc.	20,039	844,042
Service Corp. International	17,376	1,380,176
		2,224,218
Total Consumer Discretionary		96,711,099

Consumer Staples - 6.5%
Agricultural Products & Services - 0.5%
Archer-Daniels-Midland Co.	70,663	4,292,071
Ingredion, Inc.	7,526	809,346
		5,101,417
Brewers - 0.1%
Boston Beer Co., Inc. - Class A (b)	1,177	229,279
Molson Coors Beverage Co. - Class B	12,531	582,817
		812,096
Consumer Staples Merchandise Retail - 0.1%
Dollar General Corp.	5,714	625,626

Food Distributors - 0.1%
Sysco Corp.	13,100	998,220

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 50.2% (CONTINUED)	Shares	Value
Food Retail - 0.2%
Kroger Co.	27,899	$1,877,045

Household Products - 2.5%
Clorox Co.	18,206	1,965,155
Colgate-Palmolive Co.	107,107	8,610,332
Kimberly-Clark Corp.	32,827	3,582,082
Procter & Gamble Co.	80,037	11,858,282
Reynolds Consumer Products, Inc.	9,795	244,679
		26,260,530
Packaged Foods & Meats - 1.1%
General Mills, Inc.	40,465	1,916,018
Hershey Co.	5,158	970,117
Hormel Foods Corp.	43,119	1,000,792
J M Smucker Co.	7,453	776,453
Kellanova	4,237	354,383
Kraft Heinz Co.	63,619	1,622,921
Mondelez International, Inc. - Class A	46,749	2,691,340
Pilgrim's Pride Corp.	6,341	241,211
Smithfield Foods, Inc.	10,990	237,494
Tyson Foods, Inc. - Class A	21,940	1,273,617
		11,084,346
Personal Care Products - 0.0%(c)
Estee Lauder Cos., Inc. - Class A	5,959	560,563

Soft Drinks & Non-alcoholic Beverages - 0.3%
Keurig Dr Pepper, Inc.	23,370	652,023
PepsiCo, Inc.	15,446	2,297,438
		2,949,461
Tobacco - 1.6%
Altria Group, Inc.	177,724	10,487,493
Philip Morris International, Inc.	42,099	6,629,751
		17,117,244
Total Consumer Staples		67,386,548

Energy - 7.9%
Integrated Oil & Gas - 2.4%
Chevron Corp.	73,906	11,169,414
Exxon Mobil Corp.	113,498	13,156,688
Occidental Petroleum Corp.	17,211	722,862
		25,048,964
Oil & Gas Equipment & Services - 0.2%
Halliburton Co.	20,626	540,814

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 50.2% (CONTINUED)	Shares	Value
Oil & Gas Equipment & Services - 0.2% (Continued)
SLB Ltd.	39,748	$1,440,467
		1,981,281
Oil & Gas Exploration & Production - 3.0%
APA Corp.	25,923	647,297
Chord Energy Corp.	8,616	808,698
ConocoPhillips	114,718	10,174,339
Coterra Energy, Inc.	107,409	2,882,858
Devon Energy Corp.	90,203	3,342,923
Diamondback Energy, Inc.	19,807	3,022,350
EOG Resources, Inc.	81,509	8,790,746
Expand Energy Corp.	7,872	959,833
Ovintiv, Inc.	18,698	765,870
		31,394,914
Oil & Gas Refining & Marketing - 2.1%
HF Sinclair Corp.	23,831	1,260,898
Marathon Petroleum Corp.	22,644	4,386,822
Phillips 66	60,584	8,297,585
Valero Energy Corp.	46,122	8,152,525
		22,097,830
Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	50,878	916,312
Kinder Morgan, Inc.	25,837	705,867
		1,622,179
Total Energy		82,145,168

Health Care - 10.0%
Biotechnology - 1.2%
AbbVie, Inc.	7,414	1,688,168
Amgen, Inc.	19,036	6,576,176
Exelixis, Inc. (b)	22,598	998,153
Gilead Sciences, Inc.	13,677	1,721,114
Halozyme Therapeutics, Inc. (b)	18,082	1,291,055
		12,274,666
Health Care Distributors - 0.5%
Cardinal Health, Inc.	5,546	1,177,194
Henry Schein, Inc. (b)	6,277	468,076
McKesson Corp.	3,331	2,935,011
		4,580,281
Health Care Equipment - 0.7%
Hologic, Inc. (b)	19,019	1,425,855
Medtronic PLC	58,431	6,154,537
		7,580,392

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 50.2% (CONTINUED)	Shares	Value
Health Care Facilities - 0.2%
HCA Healthcare, Inc.	3,093	$1,572,141
Universal Health Services, Inc. - Class B	1,147	279,444
		1,851,585
Health Care Services - 1.6%
Chemed Corp.	2,216	973,245
Cigna Group	38,083	10,559,654
CVS Health Corp.	11,439	919,238
Labcorp Holdings, Inc.	5,509	1,480,709
Quest Diagnostics, Inc.	16,012	3,029,150
		16,961,996
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	1,741	267,243
Mettler-Toledo International, Inc. (b)	403	595,118
Revvity, Inc. (a)	3,841	401,039
		1,263,400
Managed Health Care - 1.3%
Elevance Health, Inc.	31,613	10,693,413
Humana, Inc.	11,232	2,760,489
		13,453,902
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	217,701	10,710,889
Johnson & Johnson	53,768	11,125,675
Merck & Co., Inc.	116,589	12,222,025
Pfizer, Inc.	423,176	10,892,550
Zoetis, Inc.	4,991	639,746
		45,590,885
Total Health Care		103,557,107

Industrials - 6.4%
Aerospace & Defense - 1.2%
General Dynamics Corp.	1,004	342,996
L3Harris Technologies, Inc.	3,307	921,628
Lockheed Martin Corp.	20,593	9,428,711
Textron, Inc.	26,287	2,186,027
		12,879,362
Agricultural & Farm Machinery - 0.2%
AGCO Corp.	7,734	819,495
Toro Co.	14,679	1,023,713
		1,843,208
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	7,407	1,176,750
Expeditors International of Washington, Inc.	19,188	2,818,717

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 50.2% (CONTINUED)	Shares	Value
Air Freight & Logistics - 0.5% (Continued)
FedEx Corp.	3,775	$1,040,692
		5,036,159
Building Products - 0.5%
A O Smith Corp.	16,868	1,112,951
Carlisle Cos., Inc.	6,392	2,033,103
Masco Corp.	31,683	2,055,276
		5,201,330
Cargo Ground Transportation - 0.1%
Landstar System, Inc.	5,159	675,004

Construction Machinery & Heavy Transportation Equipment - 0.2%
Allison Transmission Holdings, Inc.	12,159	1,078,017
Caterpillar, Inc.	1,873	1,078,399
PACCAR, Inc.	2,560	269,875
		2,426,291
Data Processing & Outsourced Services - 0.1%
SS&C Technologies Holdings, Inc.	6,673	573,478

Electrical Components & Equipment - 0.0%(c)
Acuity, Inc.	680	249,166

Human Resource & Employment Services - 0.4%
Automatic Data Processing, Inc.	11,053	2,821,831
Paychex, Inc.	8,810	983,989
		3,805,820
Industrial Conglomerates - 0.9%
3M Co.	23,656	4,070,015
Honeywell International, Inc.	30,224	5,808,750
		9,878,765
Industrial Machinery & Supplies & Components - 0.6%
Donaldson Co., Inc.	10,036	902,236
Illinois Tool Works, Inc.	10,366	2,584,037
Lincoln Electric Holdings, Inc.	1,514	362,497
Otis Worldwide Corp.	10,876	966,333
Snap-on, Inc.	4,183	1,422,429
Timken Co.	3,696	300,817
		6,538,349
Rail Transportation - 1.3%
CSX Corp.	82,398	2,913,593
Union Pacific Corp.	46,602	10,803,742
		13,717,335
Research & Consulting Services - 0.1%
Leidos Holdings, Inc.	1,315	251,297

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 50.2% (CONTINUED)	Shares	Value
Research & Consulting Services - 0.1% (Continued)
Verisk Analytics, Inc.	2,634	$592,834
		844,131
Trading Companies & Distributors - 0.3%
Core & Main, Inc. - Class A (b)	6,776	327,552
Ferguson Enterprises, Inc.	3,458	870,275
MSC Industrial Direct Co., Inc. - Class A	6,406	569,878
Watsco, Inc. (a)	971	336,354
WW Grainger, Inc.	777	737,085
		2,841,144
Total Industrials		66,509,542

Information Technology - 6.2%
Application Software - 0.1%
Dropbox, Inc. - Class A (b)	29,022	867,177

Communications Equipment - 1.1%
Cisco Systems, Inc.	153,941	11,844,221

Electronic Manufacturing Services - 0.0%(c)
Flex Ltd. (b)	5,518	326,169
IPG Photonics Corp. (b)	3,772	300,402
		626,571
Internet Services & Infrastructure - 0.3%
GoDaddy, Inc. - Class A (b)	10,472	1,338,950
VeriSign, Inc.	5,848	1,473,637
		2,812,587
IT Consulting & Other Services - 0.7%
Amdocs Ltd.	16,508	1,262,532
Cognizant Technology Solutions Corp. - Class A	72,205	5,611,050
		6,873,582
Semiconductor Materials & Equipment - 0.5%
Applied Materials, Inc.	14,177	3,576,148
Qnity Electronics, Inc.	19,265	1,562,199
		5,138,347
Semiconductors - 0.9%
Analog Devices, Inc.	5,537	1,469,188
Cirrus Logic, Inc. (b)	1,989	239,356
Microchip Technology, Inc.	13,992	749,691
Qorvo, Inc. (b)	12,600	1,082,214
QUALCOMM, Inc.	28,696	4,823,511
Skyworks Solutions, Inc.	23,047	1,519,950
		9,883,910

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 50.2% (CONTINUED)	Shares	Value
Systems Software - 0.1%
Dolby Laboratories, Inc. - Class A	9,081	$612,513
Gen Digital, Inc.	10,758	283,689
		896,202
Technology Distributors - 0.3%
Arrow Electronics, Inc. (b)	8,164	881,794
CDW Corp.	9,002	1,298,268
TD SYNNEX Corp.	3,628	553,198
		2,733,260
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	58,476	16,306,033
Dell Technologies, Inc. - Class C	1,537	204,959
HP, Inc.	142,673	3,484,075
NetApp, Inc.	29,010	3,236,355
		23,231,422
Total Information Technology		64,907,279

Materials - 2.4%
Construction Materials - 0.2%
CRH PLC	7,546	905,218
Eagle Materials, Inc.	5,447	1,218,603
		2,123,821
Copper - 0.0%(c)
Southern Copper Corp.	1,864	251,191

Fertilizers & Agricultural Chemicals - 0.4%
CF Industries Holdings, Inc.	24,447	1,923,979
Corteva, Inc.	25,006	1,687,155
Mosaic Co.	24,877	609,237
		4,220,371
Forest Products - 0.1%
Louisiana-Pacific Corp.	9,681	793,939

Gold - 0.0%(c)
Newmont Corp.	4,296	389,776

Metal, Glass & Plastic Containers - 0.0%(c)
Crown Holdings, Inc. (a)	4,388	424,890

Paper & Plastic Packaging Products & Materials - 0.3%
Amcor PLC	30,809	262,493
Avery Dennison Corp.	6,544	1,127,989
International Paper Co.	7,599	300,009

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 50.2% (CONTINUED)	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.3% (Continued)
Packaging Corp. of America	2,892	$590,170
Sealed Air Corp.	7,282	312,762
		2,593,423
Specialty Chemicals - 0.3%
DuPont de Nemours, Inc.	26,989	1,073,353
NewMarket Corp.	308	235,167
PPG Industries, Inc.	14,681	1,468,687
		2,777,207
Steel - 1.1%
Nucor Corp.	35,673	5,689,487
Reliance, Inc.	7,829	2,186,796
Steel Dynamics, Inc.	21,803	3,659,197
		11,535,480
Total Materials		25,110,098
TOTAL COMMON STOCKS (Cost $480,464,365)		522,274,843

EXCHANGE TRADED FUNDS - 49.7%
Avantis Emerging Markets Value ETF	694,140	40,280,944
Avantis International Small Cap Value ETF (a)	573,313	53,140,382
Avantis Real Estate ETF	1,149,737	51,312,762
Avantis U.S. Small Cap Value ETF	1,044,149	105,594,789
iShares Core MSCI International Developed Markets ETF (a)	1,261,390	103,143,860
Vanguard FTSE Developed Markets ETF	1,674,472	103,097,241
Vanguard FTSE Emerging Markets ETF (a)	1,112,082	60,386,053
TOTAL EXCHANGE TRADED FUNDS (Cost $414,348,030)		516,956,031

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (d)	74,603,017	74,603,017
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $74,603,017)		74,603,017

MONEY MARKET FUNDS - 0.1%	Shares
First American Government Obligations Fund - Class X, 3.92% (d)	807,966	807,966
TOTAL MONEY MARKET FUNDS (Cost $807,966)		807,966

TOTAL INVESTMENTS - 107.1% (Cost $970,223,378)		$1,114,641,857
Liabilities in Excess of Other Assets - (7.1)%		(73,643,015)
TOTAL NET ASSETS - 100.0%		$1,040,998,842

Percentages are stated as a percent of net assets.

SEQUOIA GLOBAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $73,488,953.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable

SEQUOIA GLOBAL VALUE ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025

ASSETS:
Investments, at value (See Note 2)	$1,114,641,857
Dividends receivable	1,125,070
Security lending income receivable (See Note 4)	18,359
Dividend tax reclaims receivable	698
Total assets	1,115,785,984

LIABILITIES:
Payable upon return of securities loaned (See Note 4)	74,603,017
Payable to adviser (See Note 3)	184,125
Total liabilities	74,787,142
NET ASSETS	$1,040,998,842

NET ASSETS CONSISTS OF:
Paid-in capital	$935,847,577
Total distributable earnings	105,151,265
Total net assets	$1,040,998,842

Net assets	$1,040,998,842
Shares issued and outstanding(a)	32,810,000
Net asset value per share	$31.73

COST:
Investments, at cost	$970,223,378
73,488,953
LOANED SECURITIES:
at value (included in investments)	$73,488,953

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
STATEMENT OF OPERATIONS
For the Year Ended November 30, 2025

INVESTMENT INCOME:
Dividend income	$27,694,113
Less: Issuance fees	(39)
Less: Dividend withholding taxes	(204)
Securities lending income (See Note 4)	98,688
Total investment income	27,792,558

EXPENSES:
Investment advisory fee (See Note 3)	3,237,168
Total expenses	3,237,168
Expense reimbursement by Adviser (See Note 3)	(847,754)
Net expenses	2,389,414
NET INVESTMENT INCOME	25,403,144

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(28,235,996)
In-kind redemptions	68,211,202
Net realized gain (loss)	39,975,206
Net change in unrealized appreciation (depreciation) on:
Investments	49,182,045
Net change in unrealized appreciation (depreciation)	49,182,045
Net realized and unrealized gain (loss)	89,157,251
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$114,560,395

The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
STATEMENT OF CHANGES IN NET ASSETS

	Year ended November 30, 2025	Period ended November 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$25,403,144	$13,764,228
Net realized gain (loss)	39,975,206	326,861,442
Net change in unrealized appreciation (depreciation)	49,182,045	(202,467,821)
Net increase (decrease) in net assets from operations	114,560,395	138,157,849

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(22,535,208)	(12,135,330)
Total distributions to shareholders	(22,535,208)	(12,135,330)

CAPITAL TRANSACTIONS:
Shares sold	236,352,212	948,317,405
Shares issued reorganization (See Note 1)	—	767,314,164
Shares redeemed	(254,996,558)	(874,036,087)
Net increase (decrease) in net assets from capital transactions	(18,644,346)	841,595,482

NET INCREASE (DECREASE) IN NET ASSETS	73,380,841	967,618,001

NET ASSETS:
Beginning of the period	967,618,001	—
End of the period	$1,040,998,842	$967,618,001

SHARES TRANSACTIONS
Shares sold	8,070,000	35,290,000
Shares issued reorganization (See Note 1)	—	30,690,000
Shares redeemed	(8,600,000)	(32,640,000)
Total increase (decrease) in shares outstanding	(530,000)	33,340,000

(a)	Inception date of the Fund was January 17, 2024.
The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF
FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)(e)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)(f)
Sequoia Global Value ETF
11/30/2025	$29.02	0.75	2.63	3.38	(0.67)	(0.67)	$31.73	11.90%	$1,040,999	0.33%	0.24%	2.59%	46%
11/30/2024(g)	$25.00	0.43	3.97	4.40	(0.38)	(0.38)	$29.02	17.67%	$967,618	0.33%	0.23%	1.79%	72%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Inception date of the Fund was January 17, 2024.

The accompanying notes are an integral part of these financial statements.

SEQUOIA GLOBAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025

NOTE 1 – ORGANIZATION

Sequoia Global Value ETF (formerly known as the CCM Global Equity ETF) (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on January 17, 2024. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

As part of the Fund’s commencement of operations on January 17, 2024, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $767,314,164 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of January 17, 2024, was $469,609,909, resulting in net unrealized appreciation on investments of $297,704,255 as of that date. As a result of the in-kind contribution, the Fund issued 30,690,000 shares at a $25.00 per share net asset value.

Shares of the Fund are listed and traded on NYSE Arca, Inc (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is November 30, 2025, and the period covered by these Notes to Financial Statements is from December 1, 2024 to November 30, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ

SEQUOIA GLOBAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. For the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires

SEQUOIA GLOBAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$—	$522,274,843	$—	$—	$522,274,843
Exchange Traded Funds	—	516,956,031	—	—	516,956,031
Investments Purchased with Proceeds from Securities Lending(a)	74,603,017	—	—	—	74,603,017
Money Market Funds	—	807,966	—	—	807,966
Total Investments	$74,603,017	$1,040,038,840	$—	$—	$1,114,641,857

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $74,603,017 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

SEQUOIA GLOBAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

SEQUOIA GLOBAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(68,810,774)	$68,810,774

J.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The Fund’s investment adviser has contractually agreed to waive receipt of its management fees to the extent necessary to offset Acquired Fund Fees and Expenses (“AFFE”). Effective October 22, 2025, The Fund’s investment adviser has contractually agreed to reduce its management fee from 0.33% to 0.22% of the Fund’s average daily net assets. This Agreement will remain in place until March 31, 2026 unless terminated sooner by the Trustees.

Sequoia Financial Group, LLC (“Sequoia” or the “Sub-Adviser”) serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board. Prior to March 31, 2025, CCM Investment Group, LLC (“CCM”) served as an investment sub-adviser to the Fund. Effective March 31, 2025, Sequoia acquired substantially all of CCM's assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

SEQUOIA GLOBAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$73,488,953	$74,603,017

*	The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) would have been reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was $98,688.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

SEQUOIA GLOBAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$463,908,916	$451,791,546

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$221,975,728	$249,651,618

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the current fiscal period, were as follows:

Tax cost of Investments	$975,238,258
Gross tax unrealized appreciation	157,009,861
Gross tax unrealized depreciation	(17,606,262)
Net tax unrealized appreciation (depreciation)	$139,403,599
Undistributed ordinary income	3,105,835
Undistributed long-term gain	—
Total distributable earnings	3,105,835
Other accumulated gain (loss)	(37,358,169)
Total accumulated gain (loss)	$105,151,265
`

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Fund did not defer any post-October capital or late-year losses.

For the current fiscal period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(30,517,399)	$(6,840,770)

SEQUOIA GLOBAL VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period and period ended November 30, 2024, was as follows:

Ordinary Income
Current fiscal period	For the Period ended November 30, 2024(a)
$22,535,208	$12,135,330

(a)	Inception date of the Fund was January 17, 2024.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the current fiscal period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Sequoia Global Value ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Sequoia Global Value ETF (formerly known as CCM Global Equity ETF) (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets and the financial highlights for the year ended November 30, 2025 and for the period January 17, 2024 (commencement of operations) to November 30, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2026

SEQUOIA GLOBAL VALUE ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 84.90%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period, for the Fund was 46.29%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

On March 31, 2025, a special meeting of the Fund’s shareholders was held for the purposes of considering the following proposals: (1) approving an investment sub-advisory agreement with Sequoia and (2) approving the use of a “manager of managers” structure whereby the Fund’s investment adviser would be able to hire and replace unaffiliated sub-advisers without shareholder approval. The proposals received the following votes:

Proposal	Shares Voting “FOR”	Shares Voting “AGAINST”	Shares Voting “ABSTAIN”
1	18,254,073	10,278	12,941
2	18,229,768	35,753	11,770

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on August 29, 2025 and September 4-5, 2025 to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the CCM Global Equity ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”) (the “Agreement”) for an additional annual term.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the continuation of the Agreement. In connection with considering the approval of the Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the continuation of the Agreement, the Board considered and reviewed information provided by the Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management trading team, and the adequacy of the Adviser’s resources to perform the services provided under the Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities.
Performance. The Board compared the Fund’s performance for periods ended June 30, 2025 to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. It was determined that the Adviser has consistently monitored the Fund’s portfolio to ensure compliance with its stated investment objective and strategies. The Board noted that, for the one-year and since inception periods, the Fund underperformed the average of its peer group, but was within the range of the peer group. The Board also noted that the peer group reflected a small number of funds, which may make comparisons with the Fund less applicable.
Comparative Fees and Expenses. In considering the advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser. The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Fund’s sub-adviser.
The Board noted that the Fund’s management fee and net expense ratio were below the average for the Fund’s peer group. The Board also noted that the peer group reflected a small number of funds, which may make comparisons with the Fund less applicable. The Board considered the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a similar strategy.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by the Adviser in connection with providing its services to the Fund. The Board reviewed the profit and loss information provided by the Adviser with respect to the Fund and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the costs associated with the personnel, systems, and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of the Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser.
Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from the Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust. The Board noted that any ancillary benefits to the Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory fee does not include breakpoints but concluded that it would continue to monitor the Fund’s growth and work with the Adviser on possibly adding fee breakpoints in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the Agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 29, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	January 30, 2026